INVENTORY, NET (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2023
INVENTORY, NET
Raw materials	$ 2,165,269			$ 2,497,298
Low value consumables	3,577			254,828
Work-in-progress	343,898			237,987
Finished goods	2,249,897			2,887,031
Inventory provision	(111,920)			(885,709)
Total inventory	4,650,721			$ 4,991,435
inventory provision expenses	$ (785,426)	$ 397,039	$ (108,861)